Income tax expense (Tables)	12 Months Ended
Dec. 31, 2023
Income tax expense
Schedule Of Reconciliation Of Income Taxes
	Year Ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Loss before income taxes	(128,072)	(30,344)	(395,803)
Computed expected income tax expense	(32,018	(7,586)	(98,951)
Tax effect of non-deductible expenses	33,058	7,573	109,650
Tax effect of tax-exempt entities	604	(1,503)	(2,580)
Tax effect of non-taxable income	(1,644)	1,516	(8,119)
Income tax expense	-	-	-